Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	TRAQIQ, INC.
Entity Central Index Key	0001514056
Document Type	8-K
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2017